Mergers and Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The table below summarizes the preliminary assessment of the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in thousands). The Company is in the process of obtaining third-party valuations of the assets acquired and liabilities assumed. Accordingly, the preliminary amounts of these assets reflected in the table below are subject to change. The value of the identifiable intangibles will be established through the third party review, and the estimated value below is expected to change. To the extent the value of the identifiable intangibles is reduced, goodwill may be recorded. Because the valuation of the associated intangibles has not been completed, no amortization was recorded related to the intangibles for the three months ended September 30, 2013. Such amount is not expected to be material.

Description	Amount
Assets:
Cash	$90
Accounts receivable, net	580
Construction in progress	1,083
Other current assets	105

Current assets	1,858
Fixed assets	176
Other assets	9

Total assets acquired	$2,043

Liabilities:
Accounts payable	$2,220
Deferred revenue	946
Other current liabilities	58

Total current liabilities	3,224

Total liabilities assumed	3,224

Total identifiable net assets at fair value	$(1,181)
Intangibles	2,347

Total purchase consideration	$1,166

The following table summarizes the estimated fair values of Alteris’ net assets acquired at the acquisition date.

(in thousands)	June 21, 2011
Cash	$3,416
Restricted cash	902
Accounts receivable	4,511
Inventory	5,008
Deferred costs on uncompleted contracts	1,609
Other current assets	2,528
Property and equipment	1,427
Deferred tax asset	4,226
Goodwill	19,153
Other intangibles	600

Total assets	43,380

Line of credit	(3,119)
Accounts payable and accrued liabilities	(11,681)
Debt	(2,608)
Billings in excess of costs on uncompleted contracts	(2,062)
Deferred revenue and other current liabilities	(2,239)

Net assets acquired	$21,671

Impact of Acquisition on Historical Financial Information, Pro Forma Adjustments

All pro forma adjustments are based on currently available information and upon assumptions that we believe are reasonable in order to reflect, on a supplemental pro forma basis, the impact of this acquisition on our historical financial information.

	Supplemental Pro Forma (Unaudited)
	Years Ended December 31,
(in thousands, except per share data)	2011	2010
Net revenue	$121,910	$127,300

Net loss	$(3,286)	$(2,422)

Net loss per share – basic	$(0.12)	$(0.08)

Net loss per share – diluted	$(0.12)	$(0.08)

Fair Value of Purchase Consideration in Acquired Business

The table below summarizes the determination of fair value of the purchase consideration in the acquired business as of the acquisition date (in thousands):

Cash	$250
Common stock	916

Total purchase consideration	$1,166